THE RYDEX SERIES FUNDS
                                                                 STRATEGIC FUNDS
                                                                   ANNUAL REPORT
                                                                  MARCH 31, 2002




                                                            SECTOR ROTATION FUND

                                                                    Logo Omitted

                                                                     RYDEX FUNDS
                                                     Tools that power portfolios

                                                                 ANNUAL REPORT 1

    TABLE OF CONTENTS
--------------------------------------------------------------------------------

    LETTER FROM THE CHAIRMAN ............................................ 2

    PERFORMANCE REPORT .................................................. 3

    SCHEDULE OF INVESTMENTS ............................................. 4

    STATEMENT OF ASSETS AND LIABILITIES ................................. 7

    STATEMENT OF OPERATIONS ............................................. 8

    STATEMENT OF CHANGES IN NET ASSETS .................................. 9

    FINANCIAL HIGHLIGHTS ................................................10

    NOTES TO FINANCIAL STATEMENTS .......................................12

#

--------------------------------------------------------------------------------
2

DEAR SHAREHOLDER:

This was a remarkably interesting period for the stock market. On April 1, 2001--the beginning of the period covered by this report--investors had already suffered a full year of relentlessly falling prices while the market revalued its assets for the post "tech bubble" era.

The broad indices rallied in April and May, despite signs that the economy was in a recession--which is generally considered to be at least two quarters of declining gross national product. Repeated attempts by the Federal Reserve to revive the economy with interest rate cuts were not successful, and the market slumped steadily. On the day of the devastating terrorist attacks in New York and Washington, the tech-heavy Nasdaq 100 Index(R) had already lost more than 71% from its high on March 24, 2000, and the broader S&P 500(R) Index had lost 28.91% from its peak.

Although bearish sentiment hit its nadir in late September, improving economic conditions prompted an autumn rally, and by March 31, 2002, the S&P 500 had moved up 18% from its September low.

Despite all the bad news during this period, there have been some performance bright spots. The markets favored small- and mid-cap stocks, with the Russell 2000 and S&P MidCap 400(TM) indices gaining 12.41% and 17.65% respectively for the one-year period ended March 31, 2002. Nine of Rydex's 17 sector funds posted positive returns for the period, led by traditionally defensive sectors such as precious metals and basic materials.

The markets have traded in a narrow range during the first months of 2002, neither collapsing on bad news nor gaining any traction on good news. Though many analysts are optimistic about a recovery, investors remain nervous due to escalating violence in the Middle East, which could have a major impact on oil prices and inflation.

During the period, Rydex introduced a fund that is appropriate for a trendless market--the Sector Rotation Fund. This unique fund, which began operation on March 22, 2002 and is the tenth fastest growing in assets in the industry, takes an in-depth approach to sector investing by attempting to buy the top-performing stocks within industry groups that comprise sectors. The fund provides increased exposure to the best performing sectors and reduced exposure to the worst performing ones without the worry of daily monitoring by investors. The excitement is growing as theFund continues to see above-average inflows.

Sincerely,

/S/ SIGNATURE

Albert P. ("Skip") Viragh, Jr.
Chairman of the Board

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                                                                 ANNUAL REPORT 3

SECTOR ROTATION FUND
--------------------------------------------------------------------------------
OBJECTIVE: To provide long term capital appreciation by moving its investments among different sectors or industries represented in the S&P 1500 Index.

Inception: March 22, 2002

Rydex opened the Sector Rotation Fund toward the end of the reporting period. This unique fund, which began operation on March 22, 2002, takes an in-depth approach to sector investing by attempting to buy the top-performing stocks within industry groups that comprise sectors. The fund provides increased exposure to the best performing sectors and reduced exposure to the worst performing ones without the worry of daily monitoring by investors.

CUMULATIVE FUND PERFORMANCE: MARCH 22, 2002 - MARCH 31, 2002

GRAPH OMITTED
PLOT POINTS AS FOLLOWS:

         SECTOR ROTATION   S&P 500
3/22/2002          10000     10000
3/23/2002          10000     10000
3/24/2002          10000     10000
3/25/2002           9850      9853
3/26/2002           9940      9911
3/27/2002           9990      9964
3/28/2002           9990      9988
3/29/2002           9990      9988
3/30/2002           9990      9988
3/31/2002           9990      9988


AVERAGE TOTAL RETURNS FOR THE PERIOD ENDED 3/31/02
--------------------------------------------------------------------------------
                                             H CLASS                C CLASS
                                            (3/22/02)              (3/22/02)
--------------------------------------------------------------------------------
                                              SINCE                  SINCE
                                            INCEPTION              INCEPTION
--------------------------------------------------------------------------------
SECTOR ROTATION FUND                          -0.10%                 -0.10%
S&P 1500 INDEX                                 0.01%                  0.01%
--------------------------------------------------------------------------------

THE RETURNS PRESENTED ABOVE DO NOT REFLECT THE EFFECT OF TAXES. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THE S&P 1500 INDEX IS AN UNMANAGED STOCK INDEX AND, UNLIKE THE FUND, HAS NO MANAGEMENT FEES OR OTHER OPERATING EXPENSES TO REDUCE ITS REPORTED RETURNS. RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN PRINCIPAL AND REINVESTED DIVIDENDS AND CAPITAL GAINS.

4

SECTOR ROTATION FUND
SCHEDULE OF INVESTMENTS March 31, 2002
--------------------------------------------------------------------------------
                                                  MARKET
                                                   VALUE
                                      SHARES    (NOTE 1)
--------------------------------------------------------------------------------
COMMON STOCKS 100.0%

CONSUMER DISCRETIONARY 24.9%

  INTERNET & CATALOG RETAIL 8.4%
  eBay, Inc.* ..................      16,800   $ 951,552
  Amazon.com, Inc.* ............      24,900     356,070
  Ticketmaster Online-
    City--Class B* .............       5,200     153,816
  Lands' End, Inc.*                    2,200      98,714
  Priceline.com, Inc.* .........      12,200      63,806
  Insight Enterprises* .........       2,600      58,864
  Value Vision International-
    Class A* ...................       2,300      47,725
  Global Sports, Inc.* .........       2,200      37,620
  School Speciality, Inc.* .....       1,300      34,736
  1-800-Flowers.Com* ...........       1,700      23,154
  Delia's Corp.--Class A* ......       3,600      22,928
  J. Jill Group, Inc.* .........         700      19,915
                                               ---------
TOTAL INTERNET & CATALOG RETAIL                1,868,900
                                               ---------
  TEXTILES & APPAREL 8.3%
  Nike, Inc.--Class B ..........       9,400     564,094
  Jones Apparel
    Group, Inc.* ...............       7,400     258,630
  VF Corp. .....................       5,900     255,175
  Liz Claiborne, Inc. ..........       6,200     175,832
  Coach, Inc.* .................       2,200     111,562
  Reebok
    International Ltd.* ........       3,500      94,605
  Columbia
    Sportswear Co.* ............       2,100      70,455
  Polo Ralph Lauren* ...........       2,300      67,114
  Tommy Hilfiger Corp.* ........       4,600      66,010
  Timberland Co.--
    Class A* ...................       1,500      63,375
  Fossil, Inc.* ................       1,600      42,544
  Wolverine World Wide .........       2,100      37,695
  Nautica
    Enterprises, Inc.* .........       1,700      25,772
  Quiksilver, Inc.* ............       1,100      24,068
                                               ---------
TOTAL TEXTILES & APPAREL                       1,856,931
                                               ---------
  HOUSEHOLD DURABLEs 8.2%
  Newell Rubbermaid, Inc. ......       8,600   $ 274,856
  Fortune Brands, Inc. .........       4,300     212,291
  Leggett & Platt, Inc. ........       6,400     158,720
  Whirlpool Corp. ..............       2,100     158,655
  Stanley Works ................       2,900     134,125
  Black & Decker Corp. .........       2,600     121,004
  Centex Corp. .................       2,000     103,860
  Mohawk Industries, Inc.* .....       1,700     102,153
  Pulte Corp. ..................       2,000      95,700
  Lennar Corp. .................       1,800      94,968
  D.R. Horton, Inc. ............       2,500      94,250
  Maytag Corp. .................       2,100      92,925
  Kb Home ......................       1,600      69,440
  Clayton Homes, Inc. ..........       3,900      65,325
  NVR, Inc.* ...................         200      63,100
                                               ---------
TOTAL HOUSEHOLD DURABLES                       1,841,372
                                               ---------
TOTAL CONSUMER
   DISCRETIONARY                               5,567,203
                                               ---------

MATERIALS 16.8%

  CONSTRUCTION MATERIALS 8.4%
  Vulcan Materials Co. .........      13,200     627,528
  Cemex Se-Sponsored
    ADR Participation
    Certificates ...............      12,400     366,296
  Lafarge North

    America, Inc. ..............       8,400     363,216
  Martin Marietta
    Materials ..................       6,300     265,986
  Florida Rock Industries ......       3,900     155,376
  Texas Industries, Inc. .......       2,500     103,000
                                               ---------
TOTAL CONSTRUCTION MATERIALS                   1,881,402
                                               ---------



NON-INCOME PRODUCING SECURITIES

See Notes to Financial Statements.

                                                                 ANNUAL REPORT 5

SECTOR ROTATION FUND

SCHEDULE OF INVESTMENTS (CONTINUED) March 31, 2002
--------------------------------------------------------------------------------

                                                  MARKET
                                                   VALUE
                                     SHARES     (NOTE 1)
--------------------------------------------------------------------------------

  CONTAINERS & PACKAGING 8.4%
  Smurfit Stone Container* ..        16,000   $  274,240
  Sealed Air Corp.* .........         5,200      244,816
  Pactiv Corp.* .............        10,100      202,202
  Bemis, Inc. ...............         3,700      201,095
  Temple-Inland, Inc. .......         3,100      175,832
  Sonoco Products Co.* ......         6,000      171,660
  Ball Corp. ................         3,500      165,270
  Owens-Illinois, Inc.* .....         8,000      136,000
  Packaging Corporation
    of America* .............         6,700      132,593
  Aptargroup ................         2,300       80,615
  Crown Cork &
    Seal, Inc.* .............         5,800       51,910
  Silgan Holdings, Inc.* ....         1,100       36,773
                                              ----------
TOTAL CONTAINERS & PACKAGING                   1,873,006
                                              ----------
TOTAL MATERIALS                                3,754,408
                                              ----------

INDUSTRIALS 16.6%

  TRADING COMPANIES &
    DISTRIBUTORS 8.3%
  Genuine Parts Co. .........        20,900      768,493
  W.W. Grainger , Inc. ......        11,700      657,891
  Fastenal Co. ..............         4,600      346,472
  MSC Industrial Direct Co.--
    Class A* ................         4,100       93,890
                                              ----------
TOTAL TRADING COMPANIES
  & DISTRIBUTORS                               1,866,746
                                              ----------
  MACHINERY 8.3%
  Illinois Tool Works, Inc. .         5,000      361,750
  Caterpillar, Inc. Del .....         5,300      301,305
  Deere & Co. ...............         4,100      186,755
  Danaher Corp. .............         2,300      163,346
  Ingersoll-Rand Co. ........         2,700      135,054
  Dover Corp. ...............         3,100      127,100
  Parker Hannifin Corp. .....         1,900       94,810
  Eaton Corp. ...............         1,100       89,078
  Paccar, Inc. ..............         1,200       87,852
  Spx Corp.* ................           600       84,948
  Itt Industries, Inc. ......         1,300       81,952
  Navistar International* ...           900       39,870
  Pall Corp. ................         1,700       34,833
  Pentair, Inc. .............           700       31,479
  Cummins Engine, Inc. ......           600       28,338
                                              ----------
TOTAL MACHINERY                                1,848,470
                                              ----------
TOTAL INDUSTRIALS                              3,715,216
                                              ----------

CONSUMER STAPLES 16.6%

  HOUSEHOLD PRODUCTS 8.3%
  Procter & Gamble Co. ......        12,200    1,099,098
  Kimberly-Clark Corp. ......         5,000      323,250
  Colgate-Palmolive Co. .....         5,400      308,610
  Clorox Company ............         2,300      100,349
  Dial Corp. ................           900       16,218
  Church & Dwight ...........           400       11,784
                                              ----------
TOTAL HOUSEHOLD PRODUCTS                       1,859,309
                                              ----------
  PERSONAL PRODUCTS 8.3%
  Gillette Co. ..............        35,800    1,217,558
  Avon Products .............         7,500      407,400
  Estee Lauder
    Companies, Inc. .........         4,100      140,056
  Alberto-Culver Co.--
    Class B .................         1,000       54,000
  Nbty, Inc.* ...............         2,000       34,120
                                              ----------
TOTAL PERSONAL PRODUCTS                        1,853,134
                                              ----------
TOTAL CONSUMER STAPLES                         3,712,443
                                              ----------

INFORMATION TECHNOLOGY 8.4%

  OFFICE ELECTRONICS 8.4%
  Xerox Corp.* ..............       115,200    1,238,400
  Ikon Office
    Solutions, Inc. .........        28,900      338,708
  Zebra Technologies* .......         4,400      237,996
  Global Imaging Systems* ...         3,300       60,720
                                              ----------
TOTAL OFFICE ELECTRONICS                       1,875,824
                                              ----------
TOTAL INFORMATION
   TECHNOLOGY                                  1,875,824
                                              ----------


* NON-INCOME PRODUCING SECURITIES

See Notes to Financial Statements

6

SECTOR ROTATION FUND

SCHEDULE OF INVESTMENTS (CONCLUDED) MARCH 31, 2002
----------------------------------------------------------------------

                                                  MARKET
                                                   VALUE
                                     SHARES     (NOTE 1)
----------------------------------------------------------------------

HEALTH CARE 8.4%

  HEALTH CARE PROVIDERS & SERVICE
  Cardinal Health, Inc. .........     4,600  $   326,094
  UnitedHealth
    Group, Inc. .................     3,300      252,186
  HCA, Inc. .....................     5,400      238,032
  Tenet Healthcare Corp.* .......     3,200      214,464
  Cigna Corp. ...................     1,500      152,085
  McKesson HBOC, Inc. ...........     2,800      104,804
  Wellpoint Health
    Networks* ...................     1,600      101,872
  Amerisourcebergen
    Corp ........................     1,100       75,130
  Quest Diagnostics, Inc.* ......       900       74,565
  Laboratory Corp. of
    America Holdings* ...........       700       67,102
  Anthem, Inc.* .................     1,100       63,327
  Healthsouth Corp.* ............     3,800       54,530
  Aetna, Inc. ...................     1,400       54,348
  Health Management
    Associates, Inc.* ...........     2,400       49,752
  Express Scripts, Inc.* ........       800       46,072
                                             -----------
TOTAL HEALTH CARE
  PROVIDERS & SERVICES                         1,874,363
                                             -----------
TOTAL HEALTH CARE                              1,874,363
                                             -----------

UTILITIES 8.3%

  WATER UTILITIES 8.3%
  American Water
    Works, Inc. .................    31,400  $ 1,375,320
  Philadelphia
    Suburban Corp. ..............    21,100      495,850
                                             -----------
TOTAL WATER UTILITIES                          1,871,170
                                             -----------
TOTAL UTILITIES                                1,871,170
                                             -----------
TOTAL COMMON STOCKS
  (COST $22,324,691)                          22,370,627
                                             -----------
TOTAL INVESTMENTS 100%
  (Cost $22,324,691)                         $22,370,627
                                             ===========


* NON-INCOME PRODUCING SECURITIES

See Notes to Financial Statements.

                                                                 ANNUAL REPORT 7

STATEMENT OF ASSETS AND LIABILITIES March 31, 2002
--------------------------------------------------------------------------------

                                                                      SECTOR
                                                                    ROTATION
                                                                        FUND
                                                                 -----------

--------------------------------------------------------------------------------

ASSETS
Securities at Value (Note 1 and Note 2)--
See Accompanying Schedules* .................................... $22,370,627
Investment Income Receivable (Note 1) ..........................       2,036
Cash in Custodian Bank .........................................   1,228,057
Receivable for Shares Purchased ................................   1,720,273
                                                                 -----------
  TOTAL ASSETS .................................................  25,320,993
                                                                 -----------
LIABILITIES
Investment Advisory Fee Payable (Note 3) .......................       3,433
Payable for Securities Purchased (Note 1) ......................   2,085,045
Portfolio Accounting Fee Payable (Note 3) ......................         381
Liability for Shares Redeemed ..................................      23,692
Custody Fees Payable ...........................................         153
Transfer Agent Fee Payable (Note 3) ............................         954
Distribution and Service Fee Payable (Note 3) ..................       1,642
Other Liabilities ..............................................         572
                                                                 -----------
  TOTAL LIABILITIES ............................................   2,115,872
                                                                 -----------
NET ASSETS (Note 7) ............................................ $23,205,121
                                                                 ===========
H CLASS:
Net Assets ..................................................... $18,055,244
Shares Outstanding .............................................   1,806,811
Net Asset Value Per Share ......................................       $9.99

C CLASS:
Net Assets .....................................................  $5,149,877
Shares Outstanding .............................................     515,397
Net Asset Value Per Share ......................................       $9.99


* THE COST OF SECURITIES AT VALUE IS $22,324,691.

See Notes to Financial Statements.

8


STATEMENT OF OPERATIONS Year Ended March 31, 2002
--------------------------------------------------------------------------------

                                                                      SECTOR
                                                                    ROTATION
                                                                       FUND*
                                                                 -----------
INVESTMENT INCOME

  Interest (Note 1) ................................................  $  118
  Dividends, net of foreign tax withheld** (Note 1) ................   2,036
                                                                     -------
    Total Income ...................................................   2,154
                                                                     -------
EXPENSES

  Advisory Fees (Note 3) ...........................................   3,433
  Transfer Agent Fees (Note 3) .....................................     954
  Distribution and Service Fees (Note 3):
    H Class .........................................................    725
    C Class ........................................................     917
  Accounting Fees (Note 3) .........................................     381
  Custodian Fees ...................................................     153
  Miscellaneous (Note 1) ...........................................     572
                                                                     -------
    Total Expenses .................................................   7,135
                                                                     -------
Net Investment Loss ................................................ (4,981)
                                                                     -------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS (NOTE 1)
Net Realized Gain on Investment Securities                                --
Net Change in Unrealized Appreciation on
  Investment Securities ............................................  45,936
                                                                     -------
    Net Gain on Investments ........................................  45,936
                                                                     -------
NET INCREASE IN NET ASSETS FROM OPERATIONS ......................... $40,955
                                                                     =======


* SINCE THE COMMENCEMENT OF OPERATIONS: MARCH 22, 2002.
** NET OF FOREIGN TAX WITHHELD OF $0.

See Notes to Financial Statements.

                                                                 ANNUAL REPORT 9

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                      SECTOR
                                                                    ROTATION
                                                                        FUND
                                                                ------------
                                                                      PERIOD
                                                                       ENDED
                                                                   MARCH 31,
                                                                       2002*
                                                                ------------
FROM OPERATIONS

  Net Investment Loss ......................................... $    (4,981)
  Net Realized Gain on Investments ............................           --
  Net Change in Unrealized Appreciation on Investments ........       45,936
                                                                ------------
  Net Increase in Net Assets from Operations ..................       40,955
                                                                ------------
DISTRIBUTIONS TO SHAREHOLDERS (NOTE 1) ........................           --
NET INCREASE IN NET ASSETS FROM SHARE TRANSACTIONS (NOTE 6) ...   23,164,166
                                                                ------------
  Net Increase in Net Assets ..................................   23,205,121
Net Assets--BEGINNING OF PERIOD ...............................           --
                                                                ------------
Net Assets--END OF PERIOD .....................................  $23,205,121
                                                                ============

* SINCE THE COMMENCEMENT OF OPERATIONS:  MARCH 22, 2002.

See Notes to Financial Statements.

10


FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
                                                                     H CLASS
                                                                ------------
                                                                      SECTOR
                                                                    ROTATION
                                                                        FUND
                                                                ------------
                                                                      PERIOD
                                                                       ENDED
                                                                   MARCH 31,
                                                                       2002*
                                                                ------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--BEGINNING OF PERIOD ..........................       $10.00
                                                                ------------
Net Investment Income+                                                    --
Net Realized and Unrealized Losses on Securities ..............        (.01)
                                                                ------------
Net Decrease in Net Asset Value Resulting from Operations .....        (.01)
Distributions to Shareholders .................................           --
                                                                ------------
NET DECREASE IN NET ASSET  VALUE ..............................        (.01)
                                                                ------------
NET ASSET VALUE--END OF PERIOD ................................        $9.99
                                                                ============
TOTAL INVESTMENT RETURN .......................................      (0.10)%
RATIOS  TO AVERAGE NET ASSETS:
Gross Expenses ................................................      1.69%**
Net Expenses ..................................................      1.69%**
Net Investment Loss ...........................................    (1.13)%**
SUPPLEMENTARY DATA:
Portfolio Turnover Rate*** ....................................           --
Net Assets, End of Period (000's omitted) .....................      $18,055


  +  CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD.
  *  SINCE THE COMMENCEMENT OF OPERATIONS: MARCH 22, 2002.
 ** ANNUALIZED
*** PORTFOLIO TURNOVER RATIO IS CALCULATED WITHOUT REGARD TO SHORT-TERM
    SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

See Notes to Financial Statements.

                                                                ANNUAL REPORT 11

FINANCIAL HIGHLIGHTS (CONCLUDED)
--------------------------------------------------------------------------------

                                                                     C CLASS
                                                                ------------
                                                                      SECTOR
                                                                    ROTATION
                                                                        FUND
                                                                ------------
                                                                      PERIOD
                                                                       ENDED
                                                                   MARCH 31,
                                                                       2002*
                                                                ------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--BEGINNING OF PERIOD ..........................       $10.00
                                                                ------------
Net Investment Income+ ........................................           --
Net Realized and Unrealized Losses on Securities ..............        (.01)
                                                                ------------
Net Decrease in Net Asset Value Resulting from Operations. ....        (.01)
Distributions to Shareholders .................................           --
                                                                ------------
Net Decrease in Net Asset Value ...............................        (.01)
                                                                ------------
NET ASSET VALUE--END OF PERIOD ................................        $9.99
                                                                ============
TOTAL INVESTMENT RETURN .......................................      (0.10)%
RATIOS  TO AVERAGE NET ASSETS:
Gross Expenses ................................................      2.44%**
Net Expenses ..................................................      2.44%**
Net Investment Loss ...........................................    (1.86)%**

SUPPLEMENTARY DATA:
Portfolio Turnover Rate*** ....................................           --
Net Assets, End of Period (000's omitted) .....................       $5,150


+   CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD.
*   SINCE THE COMMENCEMENT OF OPERATIONS: MARCH 22, 2002.
**  ANNUALIZED
*** PORTFOLIO TURNOVER RATIO IS CALCULATED WITHOUT REGARD TO SHORT-TERM
    SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

See Notes to Financial Statements.

12


NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
1.   SIGNIFICANT ACCOUNTING POLICIES

The Rydex Series Funds (the "Trust") is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 (the "1940 Act") as a non-diversified, open-ended investment company, and is authorized to issue an unlimited number of shares. The Trust offers four separate classes of shares, Investor Class Shares, Advisor Class Shares, H Class Shares, and C Class Shares. Sales of shares of each Class are made without a sales charge at the net asset value per share. C Class Shares have a 1% Contingent Deferred Sales Charge ("CDSC") if Shares are redeemed within 12 months of purchase. At March 31, 2002, the Trust consisted of thirty-three separate series: fourteen benchmark funds, one money market fund, seventeen sector funds, and a sector rotation fund. This report covers the Sector Rotation Fund (the "Fund"), while the Money Market and Benchmark Funds and the Sector Funds are contained in separate reports. The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America and are consistently followed by the Trust.

A. Securities listed on an exchange are valued at the last quoted sales price as of 4:00 P.M. on the valuation date. Securities not traded on an exchange are valued at their last sales price. Listed options held by the Trust are valued at their last bid price. Over-the-counter options held by the Trust are valued using the average bid price obtained from one or more security dealers. The value of futures contracts purchased and sold by the Trust is accounted for using the unrealized gain or loss on the contracts that is determined by marking the contracts to their current realized settlement prices. Short-term securities, if any, are valued at amortized cost, which approximates market value. Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under direction of the Board of Trustees or by the Advisor using methods established or ratified by the Board of Trustees.

B. Securities transactions are recorded on the trade date for financial reporting purposes. Realized gains and losses from securities transactions are recorded using the identified cost basis. Dividend income is recorded on the ex-dividend date, net of applicable taxes withheld by foreign countries. Interest income is accrued on a daily basis.

C. The Fund intends to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and will distribute all net investment income to its shareholders. Therefore, no federal income tax provision is required.

D. Interest and dividend income, most expenses, all realized gains and losses, and all unrealized gains and losses are allocated to the classes based upon the value of the outstanding shares in each Class. Certain costs, such as distribution fees relating to the H Class Shares and service and distribution fees related to C Class Shares, are charged directly to specific classes. In addition, certain expenses have been allocated to the individual Funds in the Trust on a pro rata basis upon the respective aggregate net assets value of each Fund included in the Trust.

                                                                ANNUAL REPORT 13

--------------------------------------------------------------------------------
E. Distributions to shareholders are recorded on the ex-dividend date. Distributions from net investment income and net realized capital gains are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States. These differences are primarily due to differing treatments for items such as deferral of wash sales and post-October losses and regulated futures contracts and options. Net investment income and loss, net realized gains and losses, and net assets were not affected by these differences.

F. The Fund seeks long term capital appreciation and seeks to respond to the dynamically changing economy by moving its investments among different sectors or industries. The Fund may also purchase ADRs and U.S. Government securities, enter into repurchase agreements, and engage in futures, options and equity swap transactions. The risks inherent in the use of futures, options and swaps agreements include 1) adverse changes in the value of such instruments; 2) imperfect correlation between the price of the instruments and movements in the price of the underlying securities; and 3) the possible absence of a liquid secondary market for any particular instrument at any time.

G. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

2.   REPURCHASE AGREEMENTS

The Trust transfers uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Treasury obligations. The collateral is in the possession of the Trust's custodians and is evaluated daily to ensure that its market value exceeds the delivery value of the repurchase agreements at maturity. At March 31, 2002, the Fund has no investment in the Trust's joint account.

The repurchase agreements that were executed and outstanding on March 31, 2002 are as follows:

COUNTERPARTY                     TERMS OFAGREEMENT   FACE VALUE     MARKET VALUE
---------------                  -----------------   -----------    ------------
US Bank N.A. .................... 1.65% due 4/1/02  $150,000,000    $150,000,000
Salomon Smith Barney, Inc. ...... 1.83% due 4/1/02   150,000,000     150,000,000
PaineWebber, Inc. ............... 1.80% due 4/1/02   150,000,000     150,000,000
Lehman Brothers, Inc. ........... 1.83% due 4/1/02   132,962,954     132,962,954
                                                                    ------------
                                                                    $582,962,954
                                                                    ============

14

--------------------------------------------------------------------------------
As of March 31, 2002, the collateral for the repurchase agreements in the joint account was as follows:

Security Type                       Range of Rates      Par Value   Market Value
---------------                    ---------------   ------------   ------------
U.S. Treasury Bonds .............  1.650% - 7.500%   $381,902,120   $416,008,878
U.S. Treasury Notes .............  3.875% - 6.000%     37,305,000     39,349,146
U.S. Treasury Bills .............              --     136,315,000    135,622,218
                                                                    ------------
                                                                    $590,980,242
                                                                    ============


3.   FEES AND OTHER TRANSACTIONS WITH AFFILIATES
Under the terms of an investment advisory contract, the Fund pays Rydex Global Advisors, an affiliated entity, investment advisory fees calculated at an annualized rate of nine-tenths of one percent (0.90%) of the average daily net assets of the Fund. Certain officers and trustees of the Trust are also officers and directors of Rydex Global Advisors.

Rydex Fund Services, Inc. (the "Servicer"), an affiliated entity, provides transfer agent services to the Fund for fees calculated at an annualized rate of one-quarter of one percent (0.25%) of the average daily net assets of the Fund.

The Servicer also provides accounting services to the Fund calculated at an annualized rate of one-tenth of one percent (0.10%) on the first $250 million of the average daily net assets, seventy-five-thousandths of one percent (0.075%) on the next $250 million of the average daily net assets, one-twentieth of one percent (0.05%) on the next $250 million of the average daily net assets, and one-thirty-third of one percent (0.03%) on the average daily net assets over $750 million of the Fund.

Certain officers and trustees of the Trust are also officers and directors of Rydex Fund Services, Inc.

The Trust has adopted a Distribution Plan (the "Plan") applicable to its H Class Shares, for which Rydex Distributors, Inc. (the "Distributor"), an affiliated entity, and other firms that provide distribution and/or shareholder services ("Service Providers") may receive compensation. If a Service Provider provides distribution services, the Trust will pay fees to the Distributor at an annual rate not to exceed one quarter of one percent (0.25%) of average daily net assets, pursuant to Rule 12b-1 of the Investment Company Act of 1940. The Distributor, in turn, will pay the Service Provider out of its fees.

The Trust has adopted a separate Distribution and Shareholder Services Plan (the "C Class Plan") applicable to its C Class Shares that allows the Fund to pay annual distribution and service fees of 1.00% of the Fund's C Class Shares average daily net assets. The annual .25% service fee compensates your financial advisor for providing on-going services to you. The Distributor retains the service and distribution fees on accounts with no authorized dealer of record. The annual .75% distribution fee reimburses the Distributor for paying your financial advisor an on-going sales commission. The Distributor advances the first year's service and distribution fees to your financial advisor.

                                                                ANNUAL REPORT 15

--------------------------------------------------------------------------------

Certain officers and trustees of the Trust are also officers and directors of Rydex Distributors, Inc.

4.   SECURITIES TRANSACTIONS

During the year ended March 31, 2002, purchases and sales of investment securities, excluding short-term and temporary cash investments, were:

                                                                          SECTOR
                                                                        ROTATION
                                                                            FUND
                                                                      ----------
Purchases .........................................................  $22,324,691
Sales .............................................................  $        --


5.   Federal Income Tax Information

Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States. These differences are primarily due to differing treatments for futures and options transactions, foreign currency transactions, losses deferred due to wash sales, losses deferred due to post-October losses, and excise tax regulations.

Permanent book and tax basis differences, if any, relating to shareholder distributions will result in reclassifications to paid-in capital. This includes the utilization of earnings and profits distributed to shareholders on redemption of shares as part of the dividends paid deduction for income tax purposes, net operating losses not utilized during the current year, and differences in the treatment of certain notional principal contracts. These reclassifications have no effect on net assets or net asset values per share. Any taxable gain remaining at fiscal year end is distributed in the following year.

There were no distributions from the Fund between March 22, 2002 and March 31, 2002.

The tax character of distributable earnings/(accumulated losses) at March 31, 2002 was as follows:

                  UNDISTRIBUTED    UNDISTRIBUTEDNET    UNREALIZED
                       ORDINARY      REALIZED GAIN/ APPRECIATION/   CAPITAL LOSS
FUND                     INCOME  (ACCUMULATED LOSS)  DEPRECIATION   CARRYFORWARD
-----             -------------  ------------------ -------------   ------------
Sector Rotation
Fund .............           --                  --        45,936             --

16

--------------------------------------------------------------------------------
Tax Basis Unrealized Gain (Loss) on Investments and Distributions
At March 31, 2002, the cost of securities for federal income tax purposes, the aggregate gross unrealized gain for all securities for which there was an excess of value over tax cost and the aggregate gross unrealized loss for all securities for which there was an excess of tax cost over value were as follows:

                                                 Tax           Tax           Net
                                   Tax    Unrealized    Unrealized    Unrealized
Fund                              Cost          Gain        (Loss)   Gain (Loss)
------                      ----------    ----------    ----------   -----------
Sector Rotation Fund ...... 22,324,691       182,592     (136,656)        45,936


6.   Share Transactions

The Trust is authorized to distribute an unlimited number of shares. Transactions in shares for the period ended March 31, 2002 were:

H CLASS:                                                              SECTOR
                                                                    ROTATION
                                                                        FUND
                                                                  ----------
Shares Purchased ................................................  1,811,708
Purchased through Dividend Reinvestment .........................         --
                                                                  ----------
Total Purchased .................................................  1,811,708
Shares Redeemed .................................................    (4,897)
                                                                  ----------
Net Shares Purchased (Redeemed) .................................  1,806,811
                                                                  ==========


C CLASS:                                                              SECTOR
                                                                    ROTATION
                                                                        FUND
                                                                  ----------
Shares Purchased ................................................    515,397
Purchased through Dividend Reinvestment .........................         --
                                                                  ----------
Total Purchased .................................................    515,397
Shares Redeemed .................................................         --
                                                                  ----------
Net Shares Purchased (Redeemed) .................................    515,397
                                                                  ==========

                                                                ANNUAL REPORT 17

NOTES TO FINANCIAL STATEMENTS (concluded)
--------------------------------------------------------------------------------
Transactions in dollars for the period ended March 31, 2002 were:

H Class:                                                              SECTOR
                                                                    ROTATION
                                                                        FUND
                                                                 -----------
Shares Purchased ..............................................  $18,070,068
Purchased through Dividend Reinvestment .......................           --
                                                                 -----------
Total Purchased ...............................................   18,070,068
Shares Redeemed ...............................................     (48,838)
                                                                 -----------
Net Change ....................................................  $18,021,230
                                                                 ===========


C Class:                                                              SECTOR
                                                                    ROTATION
                                                                        FUND
                                                                  ----------
Shares Purchased ..............................................   $5,142,936
Purchased through Dividend Reinvestment .......................           --
                                                                  ----------
Total Purchased ...............................................    5,142,936
Shares Redeemed ...............................................           --
                                                                  ----------
Net Change ....................................................   $5,142,936
                                                                  ==========

7.   NET ASSETS

At March 31, 2002, net assets consisted of:

                                                                      SECTOR
                                                                    ROTATION
                                                                        FUND
                                                                 -----------
Paid-In-Capital ...............................................  $23,159,185
Undistributed Net Investment Income ...........................           --
Accumulated Net Realized Loss on Investments,
Equity Index Swaps, and Futures Contracts .....................           --
Net Unrealized Appreciation on Investments,
Equity Index Swaps, and Futures Contracts .....................       45,936
                                                                 -----------
Net Assets ....................................................  $23,205,121
                                                                 ===========

18


INDEPENDENT AUDITORS' REPORT
--------------------------------------------------------------------------------

The Shareholders and Board of Trustees,
Rydex Series Funds:

We have audited the accompanying statement of assets and liabilities of the Sector Rotation Fund (the "Fund"), comprising one of the thirty-three Funds and Portfolios of Rydex Series Funds, including the schedule of investments, as of March 31, 2002, and the related statements of operations and of changes in net assets, and the financial highlights for the period March 22, 2002 (commencement of operations) to March 31, 2002. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2002, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Sector Rotation Fund of Rydex Series Funds as of March 31, 2002, and the results of its operations, the changes in its net assets, and the financial highlights for the period March 22, 2002 (commencement of operations) to March 31, 2002, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
New York, New York
May 17, 2002

                                                                ANNUAL REPORT 19

--------------------------------------------------------------------------------


This page intentionally left blanK.

20

UNAUDITED INFORMATION
ON BOARD OF TRUSTEES
--------------------------------------------------------------------------------
Each Trust is served by a separate Board of Trustees composed of six members. The membership of each Board is the same. There is no stated term of service, and Trustees continue to serve after election until resignation.

                              POSITIONS HELD           LENGTH OF SERVICE
NAME, AGE, AND ADDRESS           WITH FUND           AS TRUSTEE (YEAR BEGAN)
--------------------------    ---------------        ---------------------
Albert P. Viragh, Jr. (60) *Chairman of the Board;  Rydex Series Funds - 1993
9601 Blackwell Rd., Suite 500 President of Rydex   Rydex Variable Trust - 1998
Rockville, MD 20850            Series Funds        Rydex Dynamic Funds - 1999

Corey A. Colehour (56)           Trustee            Rydex Series Funds - 1993
1489 W. Briarwood Ave.                             Rydex Variable Trust - 1998
Littleton, CO 80120                                Rydex Dynamic Funds - 1999

J. Kenneth Dalton (61)           Trustee            Rydex Series Funds - 1995
3613 Lands End                                     Rydex Variable Trust - 1998
Fort Worth, TX 76109                               Rydex Dynamic Funds - 1999

John O. Demaret (62)             Trustee            Rydex Series Funds - 1997
1415 Redbud Lane                                   Rydex Variable Trust - 1998
Glenview, IL 60025                                 Rydex Dynamic Funds - 1999

Patrick T. McCarville (59)       Trustee            Rydex Series Funds - 1997
3069 Plum Island Drive                             Rydex Variable Trust - 1998
Northbrook, IL 60062                               Rydex Dynamic Funds - 1999

Roger Somers (57)                Trustee            Rydex Series Funds - 1993
72 Sugar Maple Lane                                Rydex Variable Trust - 1998
Tinton Falls, NJ 07724                             Rydex Dynamic Funds - 1999

--------------------------------------------------------------------------------
*THIS TRUSTEE IS DEEMED TO BE AN "INTERESTED PERSON" OF THE TRUST, WITHIN THE MEANING OF SECTION 2(A)(19) OF THE 1940 ACT, INASMUCH AS THIS PERSON IS AFFILIATED WITH THE ADVISOR, AS DESCRIBED HEREIN.

                                                                ANNUAL REPORT 21

UNAUDITED INFORMATION
ON BOARD OF TRUSTEES (concluded)
--------------------------------------------------------------------------------

The Statement of Additional Information, a separate document with supplemental information not contained in the Prospectus, includes additional information about Fund Trustees and can be obtained without charge by calling (800) 820-0888.

                                 NUMBER OF PORTFOLIOS
PRINCIPAL OCCUPATIONS              IN FUND COMPLEX
DURING PAST 5 YEARS                    OVERSEEN          OTHER DIRECTORSHIPS
-------------------------       ----------------------   -------------------
Chairman of the Board of Directors,
President, and Treasurer:
Rydex Fund Services, Inc.                 70                    None
Rydex Global Advisors, Inc.
Rydex Distributors, Inc.

Senior Vice President of Marketing/
Co-Owner                                  70                    None
Schield Management Company

Mortgage Banking Consultant and Investor
The Dalton Group                          70                    None

Retired                                   70                    None

Founder and Chief Executive Officer
Par Industries, Inc.                      70                    None

Owner
Arrow Limousine                           70                    None


--------------------------------------------------------------------------------

A family of funds designed exclusively
for financial professionals and
sophisticated investors


This report and the financial statements contained herein are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

Distributed by Rydex Distributors, Inc.


Logo Omitted

RYDEX FUNDS
Tools that power portfolios

9601 Blackwell Road
Suite 500
Rockville,MD 20850
800.820.0888
www.rydexfunds.com                                                   SRFA-2-5/02